INCOME TAX EXPENSES - Reconciliation between income tax expenses computed by applying PRC enterprise tax rate before income taxes and actual provision (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAX EXPENSES
Income from operations in the PRC	¥ (272,186)		¥ 89,126	¥ 200,941
Income from overseas entities	7,730		5,504	16,826
Income (loss) before income tax expenses	(264,456)	$ (38,343)	94,630	217,767
Tax expense at PRC enterprise income tax rate of 25%	(66,114)		23,658	54,442
Income tax on tax holiday	6,310		(16,872)	(31,074)
Tax effect of permanent differences	(30,550)		(28,303)	(16,895)
Change in valuation allowance	107,603		22,153	29,780
Effect of share-based compensation	2,934		7,111	10,830
Effect of income tax in jurisdictions other than the PRC	(2,009)		(2,008)	(3,762)
Income tax expenses	¥ 18,174	$ 2,635	¥ 5,739	¥ 43,321